Equity Incentive Schemes and Stock Compensation Charges - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended			36 Months Ended
	Feb. 14, 2017	May 11, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2017
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding			4 years 8 months 1 day	4 years 9 months 4 days
Exercisable - weighted average remaining contractual life			3 years 3 months 18 days	3 years 4 months 21 days
Options expected to vest			336,993			336,993
Intrinsic value of option exercised			$ 19,600
Intrinsic value of option outstanding			46,600			$ 46,600
Intrinsic value of option exercisable			29,600			29,600
Share-based compensation expense			40,343	$ 33,317	$ 22,742
Non-cash stock compensation expense not yet recognized			$ 64,900			$ 64,900
Unrecognized stock-based compensation expense, weighted average period (years)			2 years 26 days
Tax benefit on exercise of options			$ 4,332	1,905	$ 2,404
Income tax expense related to stock compensation			3,500	1,500
Cash tax benefit related to stock options exercised			$ 3,400	5,600
Scenario, Forecast
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options expected to vest							333,433
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			6,000,000			6,000,000
Employee Stock Plan, 2008 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			400,000			400,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share			100.00%
Employee Stock Plan, 2008 Plan | Minimum | Subsequent Event
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance	400,000
Employee Stock Plan, 2008 Plan | Maximum | Subsequent Event
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance	1,000,000
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			6,000,000			6,000,000
Maximum number of award as percentage of shares outstanding			10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			400,000			400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period			5 years
Shares expiration period			8 years
Employee Stock Option | Vested and Unvested Options
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options vesting percentage			20.00%
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding			8 years
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			1,000,000			1,000,000
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance		2,500,000
Ordinary shares which have been reserved for issuance		4,100,000
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 10,800	7,000
Stock units granted			391,196
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 10,300	$ 300
Stock units granted			247,992
PSUs Based on Service and EPS Targets
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units granted						421,079
PSUs Based on Service and EPS Targets | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Cumulative EPS vesting period			2013
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted			409,444			409,444
Cumulative EPS vesting period			2019